Document and Entity Information	12 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	Zodiac Exploration Corp.
Entity Central Index Key	0001501010
Document Type	20-F
Document Period End Date	Sep. 30, 2012
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding	359,635,408
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012